Property, Plant and Equipment, Net (Details) - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net (Details) [Line Items]
Capitalized software	$ 500	$ 500			$ 900	$ 1,600
Accumulated amortization	7,300				6,700
Depreciation and amortization expense		10,783	$ 10,514		13,975	16,494
Research and development expense	$ 36,000			$ 101,500	9,800	10,600
Amortization expense					1,000	1,400
Capitalized software [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation and amortization expense		$ 500	$ 800
Accumulated amortization					$ 6,700	$ 5,700